ACQUISITIONS & DIVESTMENT (Tables)	12 Months Ended
Dec. 31, 2021
ACQUISITIONS & DIVESTMENT
Schedule of purchase price equation

($ thousands)	At March 10, 2021
Consideration
Purchase Price	$465,000
Purchase price adjustments	(44,751)
Total consideration	$420,249

Fair value of identifiable assets and liabilities of Bruin
Other current assets	1,667
Property, plant and equipment	542,190
Right of use assets	1,892
Accounts payable	(25,257)
Asset retirement obligation	(21,964)
Commodity contract liabilities	(76,387)
Lease liabilities	(1,892)
Total identifiable net assets	$420,249